Offsets	Oct. 29, 2025 USD ($)
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 457(b) Offset	true
Form or Filing Type	S-11
File Number	333-290369
Initial Filing Date	Sep. 19, 2025
Fee Offset Claimed	$ 2,296.50
Explanation for Claimed Amount	0
Offset: 2
Offset Payment:
Offset Claimed	false
Rule 457(b) Offset	true
Registrant or Filer Name	JOSS Realty REIT, Inc.
Form or Filing Type	S-11
File Number	333-290369
Filing Date	Sep. 19, 2025
Fee Paid with Fee Offset Source	$ 2,296.50